Trust preferred securities	12 Months Ended
Dec. 31, 2021
Trust preferred securities [Abstract]
Trust Preferred Securities

Note 18 – Trust preferred securities

Statutory trusts established by the Corporation (Popular Capital Trust I, Popular North America Capital Trust I and Popular Capital Trust II) had issued trust preferred securities (also referred to as “capital securities”) to the public. The proceeds from such issuances, together with the proceeds of the related issuances of common securities of the trusts (the “common securities”), were used by the trusts to purchase junior subordinated deferrable interest debentures (the “junior subordinated debentures”) issued by the Corporation.

The sole assets of the trusts consisted of the junior subordinated debentures of the Corporation and the related accrued interest receivable. These trusts are not consolidated by the Corporation pursuant to accounting principles generally accepted in the United States of America.

The junior subordinated debentures are included by the Corporation as notes payable in the Consolidated Statements of Financial Condition, while the common securities issued by the issuer trusts are included as debt securities held-to-maturity. The common securities of each trust are wholly-owned, or indirectly wholly-owned, by the Corporation.

As disclosed in Note 17, on November 1, 2021, the Corporation redeemed all outstanding trust preferred securities issued by the Popular Capital Trust I amounting to approximately $187 million (or approximately $181 million after excluding the Corporation’s participation in the Trust of approximately $6 million) in the aggregate.

The following tables presents financial data pertaining to the different trusts at December 31, 2021 and 2020.

(Dollars in thousands)	December 31, 2021
	Popular
	North America	Popular
Issuer	Capital Trust I	Capital Trust Il
Capital securities	$91,651	$101,023
Distribution rate	6.564%	6.125%
Common securities	$2,835	$3,125
Junior subordinated debentures aggregate liquidation amount	$94,486	$104,148
Stated maturity date	September 2034	December 2034
Reference notes	[1],[3],[5]	[2],[4],[5]

[1] Statutory business trust that is wholly-owned by PNA and indirectly wholly-owned by the Corporation.

[2] Statutory business trust that is wholly-owned by the Corporation.

[3] The obligation of PNA under the junior subordinated debenture and its guarantees of the capital securities under the trust is fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the guarantee agreement.

[4] These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the guarantee agreement.

[5] The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.

(Dollars in thousands)	December 31, 2020
		Popular
	Popular	North America	Popular
Issuer	Capital Trust I	Capital Trust I	Capital Trust Il
Capital securities	$181,063	$91,651	$101,023
Distribution rate	6.700%	6.564%	6.125%
Common securities	$5,601	$2,835	$3,125
Junior subordinated debentures aggregate liquidation amount	$186,664	$94,486	$104,148
Stated maturity date	November 2033	September 2034	December 2034
Reference notes	[2],[4],[5]	[1],[3],[5]	[2],[4],[5]

[1] Statutory business trust that is wholly-owned by PNA and indirectly wholly-owned by the Corporation.

[2] Statutory business trust that is wholly-owned by the Corporation.

[3] The obligation of PNA under the junior subordinated debenture and its guarantees of the capital securities under the trust is fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the guarantee agreement.

[4] These capital securities are fully and unconditionally guaranteed on a subordinated basis by the Corporation to the extent set forth in the applicable guarantee agreement.

[5] The Corporation has the right, subject to any required prior approval from the Federal Reserve, to redeem after certain dates or upon the occurrence of certain events mentioned below, the junior subordinated debentures at a redemption price equal to 100% of the principal amount, plus accrued and unpaid interest to the date of redemption. The maturity of the junior subordinated debentures may be shortened at the option of the Corporation prior to their stated maturity dates (i) on or after the stated optional redemption dates stipulated in the agreements, in whole at any time or in part from time to time, or (ii) in whole, but not in part, at any time within 90 days following the occurrence and during the continuation of a tax event, an investment company event or a capital treatment event as set forth in the indentures relating to the capital securities, in each case subject to regulatory approval.

At December 31, 2021, the Corporation’s $193 million in trust preferred securities outstanding do not qualify for Tier 1 capital treatment, but instead qualify for Tier 2 capital treatment compared to $374 million at December 31, 2020.